Revenue - Disaggregation of revenue from contracts with customers by categories of vehicles and related services (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue disaggregated by major products or service
Revenue	¥ 684,587,000	¥ 361,134,000	¥ 401,844,000
Sales of robotaxis and related services
Revenue disaggregated by major products or service
Revenue	147,993,000	47,832,000	29,379,000
Robobus
Revenue disaggregated by major products or service
Revenue	23,147,300	79,688,000	94,914,000
Robosweeper
Revenue disaggregated by major products or service
Revenue	96,083,000	55,320,000	7,642,000
Robovan
Revenue disaggregated by major products or service
Revenue	10,493,000	13,393,000	7,540,000
Other technology services
Revenue disaggregated by major products or service
Revenue	¥ 198,545,000	¥ 164,901,000	¥ 262,369,000